SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Year ended December 31,
	2023		2022		2021
	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price	Number of shares upon exercise	Weighted average exercise price

Outstanding at beginning of year	487,839	$5.96	675,986	$7.99	1,134,256	$7.68
Forfeited	(72,480)	$9.04	(139,494)	$16.08	(30,861)	$16.78
Exercised	(1,364)	$0.03	(48,653)	$5.01	(427,409)	$6.54

Outstanding at end of year	413,995	$5.44	487,839	$5.96	675,986	$7.99

Exercisable at end of year	413,995	$5.44	487,839	$5.96	660,986	$8.04

Vested and expected to vest	413,995	$5.44	487,839	$5.96	675,584	$7.99

Summary of Restricted Stock Unit Activity
	Year ended December 31,
	2023		2022
	Number of shares upon exercise	Weighted average share price	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	2,255,620	$8.52	1,937,908	$12.92
Granted	1,330,500	$2.47	1,473,400	$5.22
Vested	(1,005,532)	$2.19	(829,910)	$15.82
Forfeited	(316,889)	$2.38	(325,778)	$5.78

Unvested at end of year	2,263,699	$4.95	2,255,620	$8.52